Segment Information - Schedule of Company Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Company Revenue [Line Items]
Total	$ 17,302,744	$ 17,631,489	$ 14,748,551
Cable and wire harness [Member]
Schedule of Company Revenue [Line Items]
Revenue	15,986,501	16,385,705	13,626,836
Connectors [Member]
Schedule of Company Revenue [Line Items]
Revenue	$ 1,316,243	$ 1,245,784	$ 1,121,715